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The Gabelli Growth Fund
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .8%
TECHNOLOGY - SEMICONDUCTORS — 19 .2%
173,000 Broadcom Inc. ......................................... $ 53,545,230
983,400 NVIDIA Corp. ........................................... 171,504,960
225,050,190
CONSUMER DISCRETIONARY — 15 .3%
422,000 Amazon.com Inc. † ................................... 87,889,940
8,500 Costco Wholesale Corp. ............................ 8,469,655
474,000 Netflix Inc. † .............................................. 45,575,100
114,000 O'Reilly Automotive Inc. † ......................... 10,523,340
72,000 Tesla Inc. † ................................................ 26,766,000
179,224,035
TECHNOLOGY - SOFTWARE — 14 .7%
31,200 Cadence Design Systems Inc. † ................. 8,669,544
32,200 CrowdStrike Holdings Inc. , Cl. A † ............. 12,571,202
15,600 Intuit Inc. ................................................. 6,745,128
309,600 Microsoft Corp. ........................................ 114,604,632
32,700 Oracle Corp. ............................................. 4,810,497
90,000 ServiceNow Inc. † ..................................... 9,409,500
32,970 Spotify Technology SA † ............................ 15,987,483
172,797,986
TECHNOLOGY - COMPUTER SERVICES — 14 .4%
260,600 Alphabet Inc. , Cl. A ................................... 74,938,136
131,400 Alphabet Inc. , Cl. C ................................... 37,693,404
98,100 Meta Platforms Inc. , Cl. A ......................... 56,125,953
168,757,493
TECHNOLOGY - HARDWARE AND EQUIPMENT — 9 .5%
75,172 Amphenol Corp. , Cl. A .............................. 9,497,982
249,400 Apple Inc. ................................................ 63,295,226
35,000 Applied Materials Inc. ............................... 11,962,650
20,600 ASML Holding NV .................................... 27,209,098
111,964,956
FINANCIALS — 8 .0%
155,000 KKR & Co. Inc. ......................................... 14,337,500
60,700 Mastercard Inc. , Cl. A ............................... 30,329,362
31,900 Moody's Corp. ......................................... 13,916,375
55,000 The Charles Schwab Corp. ........................ 5,168,900
99,100 Visa Inc. , Cl. A .......................................... 29,951,984
93,704,121
INDUSTRIALS — 7 .4%
8,000 Caterpillar Inc. .......................................... 5,667,680
57,500 Eaton Corp. plc ......................................... 20,566,025
128,000 General Electric Co. .................................. 36,322,560
33,500 Howmet Aerospace Inc. ............................ 7,720,410
39,200 Trane Technologies plc ............................. 16,336,208
86,612,883
HEALTH CARE — 7 .2%
172,800 Boston Scientific Corp. † ........................... 10,843,200
49,400 Eli Lilly & Co. ........................................... 45,436,638
Shares
Market
Value
36,900 Intuitive Surgical Inc. † .............................. $ 17,010,531
35,000 Stryker Corp. ............................................ 11,500,650
84,791,019
ENERGY — 3 .1%
41,600 GE Vernova Inc. ........................................ 36,312,640
TOTAL COMMON STOCKS ........................ 1,159,215,323
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .2%
$ 14,220,000 U.S. Treasury Bills,
3.612 % to 3.638% †† ,
05/07/26 to 06/25/26 ............................ 14,129,572
TOTAL INVESTMENTS — 100.0%
(Cost $ 350,499,398 ) ............................. $ 1,173,344,895
† Non-income producing security.
†† Represents annualized yields at dates of purchase.